CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (in shares) at Dec. 31, 2021		107
Balance at the beginning of the period at Dec. 31, 2021	$ 568	$ 0	$ 1,337	$ (460)	$ (314)	$ 5
Increase (Decrease) in Stockholders' Equity
Net loss	(2)			(3)		1
Other comprehensive loss, net of tax	(20)				(20)
Dividends paid to noncontrolling interests	$ (1)					(1)
Activity related to stock plans (shares)	0
Activity related to stock plans	$ 1		1
Balance at the end of the period (in shares) at Mar. 31, 2022		107
Balance at the end of the period at Mar. 31, 2022	546	$ 0	1,338	(463)	(334)	5
Balance at the beginning of the period (in shares) at Dec. 31, 2022		108
Balance at the beginning of the period at Dec. 31, 2022	310	$ 0	1,345	(648)	(391)	4
Increase (Decrease) in Stockholders' Equity
Net loss	(168)			(170)		2
Other comprehensive loss, net of tax	21				21
Dividends paid to noncontrolling interests	$ 0
Activity related to stock plans (shares)	1
Activity related to stock plans	$ 1		1
Balance at the end of the period (in shares) at Mar. 31, 2023		109
Balance at the end of the period at Mar. 31, 2023	$ 164	$ 0	$ 1,346	$ (818)	$ (370)	$ 6